UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Bunker Capital, LLC

Address:  c/o Schwab Capital Markets
          1111 Pavonia Avenue East
          Jersey City, NY 07310

13F File Number: 28-7834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robin Jackson
Title:  Managing Member
Phone:  (212) 804-3767


Signature, Place and Date of Signing:

/s/  Robin Jackson                  Jersey City, NJ                 11/12/02
--------------------                ----------------                --------
    [Signature]                       [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

                   Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $23,256,532



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
                                      NONE


                                                    FORM 13F INFORMATION TABLE

                                                          Bunker Capital


Name of Issuer            Title of Class  Cusip  Market Value Shares/Prn Amt SH/Prn PUT    Investment  Managers  Sole  Shared  None
                                                                                    /CALL  Discretion
American Intl Group Inc                 26874107      736700         13468   COM             SOLE                13468
Amgen Inc                               31162100      945756         22680   COM             SOLE                22680
AOL Time Warner Inc                    00184A105      271651         23218   COM             SOLE                23218
Apple Computer Inc                      37833100      218486         15068   COM             SOLE                15068
Applied Matls Inc                       38222105      361007         31256   COM             SOLE                31256
AT&T Corp                                1957109      237858         19805   COM             SOLE                19805
Bed Bath & Beyond Inc                   75896100      392208         12042   COM             SOLE                12042
Biomet Inc.                             90613100      283716         10654   COM             SOLE                10654
Bristol Myers Squibb Co                110122108      238000         10000   COM             SOLE                10000
Cisco Sys Inc                          17275R102     1150777        109807   COM             SOLE               109807
Citigroup Inc                          172967101      782968         26407   COM             SOLE                26407
Coca Cola Co                           191216100      615806         12840   COM             SOLE                12840
Comcast Corp                           200300200      345421         16559 CL A SPL          SOLE                16559
Concord EFS Inc                        206197105      287619         18112   COM             SOLE                18112
Dell Computer Corp                     247025109      922838         39253   COM             SOLE                39253
Exxon Mobil Corp                       30231G102     1114841         34948   COM             SOLE                34948
General Elec Co                        369604103     1256731         50983   COM             SOLE                50983
Home Depot Inc                         437076102      318394         12199   COM             SOLE                12199
Intel Corp                             458140100     1349178         97133   COM             SOLE                97133
Johnson & Johnson                      478160104      833914         15420   COM             SOLE                15420
Linear Technology Corp                 535678106      276529         13346   COM             SOLE                13346
Maxim Integrated Prods Inc             57772K101      341440         13790   COM             SOLE                13790
Merck & Co Inc                         589331107      526534         11519   COM             SOLE                11519
Microsoft Corp                         594918104     3384339         77374   COM             SOLE                77374
Nextel Communications Inc              65332V103      262967         34830  CL A             SOLE                34830
Oracle Corp                            68389X105      731114         93017   COM             SOLE                93017
Paychex Inc                            704326107      271095         11147   COM             SOLE                11147
Pfizer Inc                             717081103      935141         32224   COM             SOLE                32224
Philip Morris Cos Inc                  718154107      426800         11000   COM             SOLE                11000
Qualcomm Inc                           747525103      809625         29313   COM             SOLE                29313
SBC Communications Inc                 78387G103      345218         17175   COM             SOLE                17175
Starbucks Corp                         855244109      339734         16460   COM             SOLE                16460
USA Interactive                        902984103      227172         11722   COM             SOLE                11722
Verizon Communications                 92343V104      388852         14171   COM             SOLE                14171
Wal Mart Stores Inc                    931142103     1118831         22722   COM             SOLE                22722
Xilinx Inc                             983919101      207272         13087   COM             SOLE                13087

                                     TOTAL          23256532

02618.0002 #363222